Finance expense (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Finance Expense

	2021 € ‘000s	2020 € ‘000s	2019 € ‘000s
Interest on loans and borrowings	5,873	10,306	7,174
Interest on lease liabilities	497	685	561

	6,370	10,991	7,735